UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2011

Date of reporting period: July 31, 2011

ITEM 1. Reports to Stockholders.

The right choice for the long term®

The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

Annual report for the year ended July 31, 2011

Cover: Assateague Lighthouse, © Mary Terriberry, used under license from Shutterstock.com.

The Tax-Exempt Fund of Maryland seeks a high level of current income exempt from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia seeks a high level of current income exempt from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 33 American Funds. American Funds is one of the nation's largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended  June 30, 2011 (the most recent calendar quarter-end):

Class A shares		1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	(1.07)%	2.68%	3.51%
	The Tax-Exempt Fund of Virginia	(0.95)	3.16	3.57
At net asset value	The Tax-Exempt Fund of Maryland	2.80	3.46	3.91
	The Tax-Exempt Fund of Virginia	2.90	3.95	3.96

The total annual Fund operating expense ratios were 0.67% for The Tax-Exempt Fund of Maryland and 0.65% for The Tax-Exempt Fund of Virginia for Class A shares as of July 31, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds' investment adviser and business manager each waived a portion of their management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights tables on pages 26 and 27 for details.

The Funds' 30-day yields for Class A shares as of August 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, were 2.55% for The Tax-Exempt Fund of Maryland and 2.57% for The Tax-Exempt Fund of Virginia. (For investors in the 41.14% Maryland tax bracket and the 38.74% Virginia tax bracket, this is equivalent to taxable yields of 4.33% for The Tax-Exempt Fund of Maryland and 4.20% for The Tax-Exempt Fund of Virginia.) The Funds' distribution rates for Class A shares as of that date were 3.34% and 3.34%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

Results for other share classes can be found on page 34.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the Funds.

Fellow investors:

For the year ended July 31, 2011, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia had total returns of 2.54% and 2.47%, respectively, with all dividends reinvested. The Maryland Fund distributed tax-free income dividends of approximately 55 cents a share and the Virginia Fund, approximately 58 cents a share. Neither Fund made capital gain distributions.

For the fiscal year, the Maryland Fund's tax-exempt income return, with dividends reinvested, was 3.54%, which is equivalent to a 6.01% taxable return if you are in the highest combined federal, state and local tax bracket of 41.14%. If you took your dividends in cash, your income return was 3.48%, the equivalent of a 5.91% taxable income return.

For the fiscal year, the Virginia Fund's tax-exempt income return, with dividends reinvested, was 3.53%, which is equivalent to a 5.76% taxable return if you are in the highest combined federal and state tax bracket of 38.74%. If you took your dividends in cash, your income return was 3.47%, the equivalent of a 5.66% taxable income return.

Over the course of the past fiscal year, municipal bond prices were unusually volatile, alternating between periods of high demand for municipal securities and mounting anxiety over the fiscal strength of state and local governments. These fears lessened during the latter half of the fiscal year, and bond prices generally recovered, helping each fund to have positive returns for the year.

The table below highlights the Funds' average annual total returns for Class A shares at net asset value over longer periods and compares them with their respective peer-group averages -- the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

For periods ended July 31, 2011, with all distributions reinvested	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	2.54%	3.47%	3.90%
Lipper Maryland Municipal Debt Funds Average*	2.13	3.63	3.90
The Tax-Exempt Fund of Virginia	2.47	3.92	3.92
Lipper Virginia Municipal Debt Funds Average*	2.20	3.02	3.92

* Results of the Lipper averages do not reflect the effect of sales charges, account fees or taxes.

The national economy and financial markets

The national economy has now enjoyed eight consecutive quarters of growth in gross domestic product, though the pace of the recovery has grown sluggish over the past year. The national unemployment rate is still over 9%, though many American businesses are doing well and producing strong revenues and profits. While the private sector is gradually creating new jobs, state and local governments have had to reduce spending and lay off employees because of declining tax revenues. Unlike the Federal Government, nearly all states are required to balance their budgets. High levels of debt and unfunded liabilities are forcing many state and local governments to constrain spending, while depressed real estate values and tight credit conditions have limited consumer spending. A lack of employment and limited spending have combined with a diminished federal capacity to stimulate the economy, causing a slower-than-average economic recovery.

At this time, interest rates and inflation are very low, and municipal bond defaults have been rare. State and local tax receipts are recovering, albeit slowly, and there has been some movement toward deficit reduction at the federal level. Yet the debates that brought about the latest agreement on deficit reduction, in combination with an increase in the nation's debt ceiling, roiled the markets after Standard & Poor's downgraded U.S. long-term debt. Investor and consumer confidence remain shaken, and the effects of the S&P downgrade on the municipal bond markets have yet to be seen.

Maryland and Virginia economies

Maryland and Virginia continue to rank among the wealthiest states in terms of per-capita personal income, and both states have enjoyed unemployment rates below the national average of 9.1% as of July 2011. As of July 31, Maryland's seasonally adjusted unemployment rate was 7.2% and Virginia's rate was 6.1%. In the past year, Maryland's unemployment rate has fallen from 7.4% to 7.2% and Virginia's has fallen from 6.8% to 6.1%. Both states continue to hold triple-A bond ratings from the major rating agencies for their general obligation bonds, though Moody's recently placed both states' ratings on a "negative" outlook due to recent changes in the U.S. government's rating.

In April of this year, the Maryland legislature passed a budget of $34.2 billion for fiscal year 2012, which began July 1. To achieve a balanced budget, Governor O'Malley proposed budget cuts of approximately $1 billion, and combined this with a freeze in state employee compensation and an increase in some sales taxes and fees. Since taking office, the O'Malley administration has reduced spending by $6.8 billion and eliminated 5,300 state positions.

In Virginia, Governor McDonnell announced that the state achieved a surplus for the budget year ending June 30, 2011, due in part to higher-than-expected income tax revenues. Previous budget shortfalls were overcome by various means, including budget cuts and the deferral of state payments to the Virginia Retirement System. The governor has said he will use some of the surplus to make a payment to the retirement system.

The municipal bond market and the Funds' portfolios

Both of the Funds continue to maintain a high-quality portfolio, with a majority of net assets rated in the three highest categories. Both Funds remain broadly diversified as well. Please see the tables on page 5 for the Maryland Fund and on page 12 for the Virginia Fund for more information about each Fund's holdings.

New issuance of municipal securities was light in the first half of 2011, but observers believe new issues will pick up in the second half of the year. Current low interest rates make it attractive for municipal issuers to refinance outstanding debt and issue new bonds. The overall effect may be a gradual increase in yields.

Going forward

Both Maryland and Virginia have addressed their budgetary issues and have maintained their high credit ratings in the process. Should state tax revenues continue to improve, we believe there will be further stability in the municipal bond market. As such, we believe the Funds can continue to provide a reasonably stable flow of tax-exempt income.

It should be noted that the District of Columbia is revoking the exemption from local taxes on out-of-state municipal bond investments previously enjoyed by District taxpayers.

Former Senator Donald L. Nickles resigned from the Board of Trustees at the end of June, having decided that he should reduce the number of public company boards of directors on which he serves. We thank him for his excellent service, and we will miss his advice and counsel, based in part upon his many years of service in the United States Senate. The board has elected William J. Shaw to replace him. Mr. Shaw is the former vice chairman and president of Marriott International, Inc.

If you have any questions or comments about the Funds, please do not hesitate to contact us.

Sincerely,

James H. Lemon, Jr.                     Jeffrey L. Steele
Vice Chairman of the Board                  President

September 15, 2011

For current information about the Funds, visit americanfunds.com.

Maryland tax-free yield vs. taxable yield
Find your estimated taxable income below to determine your federal, state and local tax rate,(F1) then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Maryland Fund's 3.38% tax-free distribution rate(F2) as of July 31, 2011.

If your taxable income is...		...then your combined federal and state tax rate is...	The 3.38% distribution rate is equivalent to a taxable rate of...
Single	Married filing jointly
$3,001-8,500	$3,001-17,000	17.16%	4.08%
8,501-34,500	17,001-69,000	21.76	4.32
34,501-83,600	69,001-139,350	30.96	4.90
83,601-150,000	139,351-200,000	33.72	5.10
150,001-174,400	200,001-212,300	33.90	5.11
174,401-300,000	212,301-350,000	38.49	5.50
300,001-379,150	350,001-379,150	38.66	5.51
379,151-500,000	379,151-500,000	40.49	5.68
500,001-1,000,000	500,001-1,000,000	40.66	5.70
over 1,000,000	over 1,000,000	41.14	5.74

(F1) Based on 2011 federal, and 2010 state and local tax rates (state rates from 4.75% to 6.25% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets; maximum local tax rate of 3.20%). The combined federal, state and local tax rates are "effective" tax rates, reflecting the deductibility of applicable state and local taxes on federal tax returns. The lower the effective tax rate, the lower the taxable equivalent yield.
(F2) The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2011.

Virginia tax-free yield vs. taxable yield
Find your estimated taxable income below to determine your federal and state tax rate,(F1) then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Virginia Fund's 3.38% tax-free distribution rate(F2) as of July 31, 2011.

If your taxable income is...		...then your combined federal and state tax rate is...	The 3.38% distribution rate is equivalent to a taxable rate of...
Single	Married filing jointly
$3,001-5,000	$3,001-5,000	12.70%	3.87%
5,001-8,500	5,001-17,000	14.50	3.95
8,501-17,000	-- --	19.25	4.19
17,001-34,500	17,001-69,000	19.89	4.22
34,501-83,600	69,001-139,350	29.31	4.78
83,601-174,400	139,351-212,300	32.14	4.98
174,401-379,150	212,301-379,150	36.85	5.35
over 379,150	over 379,150	38.74	5.52

(F1) Based on 2011 federal and 2010 state tax rates (state rates from 3.00% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets). The combined federal and state tax rates are "effective" tax rates, reflecting the deductibility of applicable state taxes on federal tax returns. The lower the effective tax rate, the lower the taxable equivalent yield.
(F2) The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2011.

The growth of a $10,000 investment

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.(F1) Thus, the net amount invested was $9,625.(F2)

TEFMD/VA LIFETIME MOUNTAIN CHART

Results of $10,000 investments in TEFMD/VA vs. Indices
10 Years: July 31, 2001 through July 31, 2011

Year-ended:	TEFMD @ MOP	TEFMD @ NAV	Lipper MD Muni Debt Funds Average	Barclays Capital Maryland Municipal Index	CPI	TEFVA @ MOP	TEFVA @ NAV	Lipper VA Muni Debt Funds Average	Barclays Capital Virginia Municipal Index	CPI

7/31/2001	9,626	10,000	10,000	10,000	10,000	9,628	10,000	10,000	10,000	10,000
7/31/2002	10,217	10,614	10,560	10,673	10,146	10,213	10,608	10,518	10,603	10,146
7/31/2003	10,521	10,930	10,854	11,051	10,361	10,449	10,853	10,811	11,016	10,361
7/31/2004	11,065	11,496	11,407	11,586	10,670	10,936	11,359	11,387	11,584	10,670
7/31/2005	11,631	12,084	11,989	12,162	11,008	11,438	11,880	12,041	12,271	11,008
7/31/2006	11,895	12,358	12,238	12,421	11,465	11,670	12,121	12,280	12,567	11,465
7/31/2007	12,282	12,760	12,644	12,913	11,735	12,079	12,547	12,691	13,061	11,735
7/31/2008	12,293	12,771	12,728	13,448	12,392	12,244	12,718	12,797	13,505	12,392
7/31/2009	12,615	13,106	13,169	14,432	12,132	12,719	13,211	13,218	14,490	12,132
7/31/2010	13,759	14,295	14,363	15,516	12,282	13,802	14,336	14,329	15,597	12,282
7/31/2011	14,110	14,659	14,663	15,947	12,728	14,143	14,691	14,690	16,055	12,728

(F1) As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
(F2) Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.
(F3) The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
(F4) Results at net asset value (not including sales charge), with distributions reinvested.
(F5) Results of the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average reflect fund expenses but do not reflect any applicable front-end sales charges, account fees or taxes.
(F6) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results. The results shown are before taxes on Fund distributions and sale of Fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds' investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Applicable Fund results shown reflect the waivers, without which they would have been lower.

See the Financial Highlights tables on pages 26 and 27 for details.

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the Fund's principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.
Quality ratings(F1):	Percent of net assets	Maturity diversification (F2):	Percent of net assets

Aaa/AAA	29.7%	Under a year	12.6%
Aa/AA	26.2	1 to 5 years	18.8
A/A	17.7	5+ to 10 years	44.3
Baa/BBB or less	11.5	10+ to 20 years	12.2
Unrated	9.8	20+ to 30 years	12.1
Short-term securities and other	5.1	Average life 8.7 years
(F1) Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the Fund's investment policies. Securities in the "unrated" category above have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the Fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(F2) Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes -- 94.85%
Principal amount (000)		Value (000)	Percent of net assets
Maryland -- 87.19%
State issuers -- 47.39%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2001-H, AMT, 5.20% 2022	$ 900	$ 901
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	1,760	1,867
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,012
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,005	1,056	1.42%
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,041
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2013	1,500	1,624
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,000	2,124	1.41
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	995
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,985	1.17
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,047
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,002
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,026
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,016
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	978
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,370	3.07
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,299
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,096
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,353
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,549
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,779
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,336	3.94
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2010, 5.00% 2040	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,378
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,007	1.29
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,759
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,126	1.45
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	937
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,943
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	734
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,110
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	468	2.41
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,477
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,651
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,821	3.26
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,570
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	745	797	1.28
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,205.65
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,076
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	848
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,220	1.51
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,342
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,889	1.85
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,944
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,312	1.25
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,419
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,737
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,614
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,104
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,808
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,188	3.78
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,851
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,809
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,182	2.60
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,375
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,781
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,507
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,166
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,155	3.23
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,198
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,051
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	2,000	2,246
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,020	2.21
Other securities		32,667	9.61
		161,208	47.39

City & county issuers -- 39.80%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,932	1,694
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,277	1,925	1.06
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,841
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	1,250	1,491
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	565
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,644
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,324
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,496	2.46
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,164.64
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,689
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,187	1.43
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,669
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,818	1.32
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,667
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,459	1.21
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,621
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,264
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,077	1.75
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,616
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,065	1,113
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,055	1,156	1.14
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,230.95
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,294
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	1,000	1,111
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,227	1.36
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,581
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	2,000	2,026
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	2,917	1.92
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	936
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,937
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,809	1.67
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,376.99
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,294.97
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,634
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2005-C, 5.00% 2031	2,000	2,043
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,902
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	721
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,258	2.52
Montgomery County, G.O. Bonds, Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,205
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,612	1.42
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,268
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,590
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,619	1.90
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,260.66
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,921
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,114	1.48
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	758
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,649
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,462	1.14
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,634	3,122.92
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,604
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,868	1.32
Other securities		32,533	9.57
		135,361	39.80

District of Columbia -- 1.28%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,193
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,158	1.28
		4,351	1.28

Puerto Rico -- 4.24%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,142.92
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	619
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,253
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	239
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	2,504
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,000	1,967	2.23
Other securities		3,690	1.09
		14,414	4.24

Virgin Islands -- 1.03%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,003
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	552
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	1,967	1.03
		3,522	1.03

Other U.S. territories -- 1.11%
Other securities		3,772	1.11

Total bonds & notes (cost: $318,741,000)		322,628	94.85

Short-term securities -- 4.56%
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.24% 2043 (F1)	2,520	2,520.74
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), 0.21% 2041 (F1)	1,000	1,000.29
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.18% 2026 (F1)	10,000	10,000	2.94
Other securities		2,000.59

Total short-term securities (cost: $15,520,000)		15,520	4.56

Total investment securities (cost: $334,261,000)		338,148	99.41
Other assets less liabilities		1,986.59

Net assets		$340,134	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(F1)Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT =Alternative Minimum Tax	Econ. =Economic	G.O. =General Obligation
Auth. =Authority	Fac. =Facility	Preref. =Prerefunded
Dept. =Department	Facs. =Facilities	Ref. =Refunding
Dev. =Development	Fin. =Finance	Rev. =Revenue
Dist. =District	Fncg. =Financing

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at July 31, 2011
(dollars in thousands)
Assets:
Investment securities, at value (cost: $334,261)		$338,148
Cash		151
Receivables for:
Sales of Fund's shares	$ 139
Interest	3,238	3,377
		341,676
Liabilities:
Payables for:
Repurchases of Fund's shares	1,100
Dividends on Fund's shares	155
Management services	101
Services provided by related parties	144
Trustees' deferred compensation	42
Other	--*	1,542
Net assets at July 31, 2011		$340,134

Net assets consist of:
Capital paid in on shares of beneficial interest		$341,500
Undistributed net investment income		255
Accumulated net realized loss		(5,508)
Net unrealized appreciation		3,887
Net assets at July 31, 2011		$340,134

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -- unlimited shares authorized (21,827 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$271,107	17,397	$15.58
Class B	3,391	218	15.58
Class C	37,015	2,375	15.58
Class F-1	16,375	1,051	15.58
Class F-2	12,246	786	15.58

* Amount less than one thousand.
See Notes to Financial Statements

Statement of operations for the year ended July 31, 2011
(dollars in thousands)
Investment income:
Income:
Interest		$15,451
Fees and expenses(F1):
Investment advisory services	$ 721
Business management services	565
Distribution services	1,220
Transfer agent services	82
Administrative services	67
Reports to shareholders	24
Registration statement and prospectus	15
Trustees' compensation	33
Auditing and legal	49
Custodian	1
State and local taxes	--(F2)
Other	14	2,791
Net investment income		12,660

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(137)
Net unrealized depreciation on investments		(5,260)
Net realized loss and unrealized depreciation on investments		(5,397)
Net increase in net assets resulting from operations		$ 7,263

(F1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(F2) Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2011	2010
Operations:
Net investment income	$ 12,660	$ 13,114
Net realized (loss) gain on investments	(137)	315
Net unrealized (depreciation) appreciation on investments	(5,260)	18,844
Net increase in net assets resulting from operations	7,263	32,273

Dividends paid or accrued to shareholders from net investment income	(12,610)	(13,064)

Net capital share transactions	(50,302)	24,562

Total (decrease) increase in net assets	(55,649)	43,771

Net assets:
Beginning of year	395,783	352,012
End of year (including undistributed net investment income: $255 and $231, respectively)	$340,134	$395,783

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the Fund's principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings(F1):	Percent of net assets	Maturity diversification(F2):	Percent of net assets

Aaa/AAA 28.3%	28.30%	Under a year	11.6%
Aa/AA 40.6	40.6	1 to 5 years	23.1
A/A 14.0	14.0	5+ to 10 years	50.6
Baa/BBB or less 5.8	5.8	10+ to 20 years	8.6
Unrated 7.3	7.3	20+ to 30 years	5.0
Short-term securities and other assets less liabilities 4.0	4.0	30+ years	1.1
		Average life 7.4 years

(F1) Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the Fund's investment policies. Securities in the "unrated" category above have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the Fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(F2) Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes -- 95.99%
Principal amount (000)		Value (000)	Percent of net assets
Virginia -- 84.11%
State issuers -- 29.98%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$ 2,362.55%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,536	1.08
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	811
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,147
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,700	1.08
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	2,958.69
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,249
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,272	1.05
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,314
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,297
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,087
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,928	2.01
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,040
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,864
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020	1,000	1,059
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,320
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	964
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,015
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,126
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,017	3.58
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,257
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,197
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,060	2.02
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,194
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	957
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,174
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,293
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,275
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,222
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,136
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,042	3.42
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,909
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,724
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,632
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,934
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,639
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,628	2.90
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,647
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	100	101
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016	350	360
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	986
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,424
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,076	1.53
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,795	1,942
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,466
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,710
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,033
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,133
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,106	2.44
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	320	333
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,331
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,342	1.40
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,073
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,587
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,119	1.34
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,023
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023	2,000	2,209
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,183	1.03
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,318.54
Other securities		13,840	3.22
		128,433	29.88

City & county issuers -- 54.23%
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,650
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	2,000	2,184
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,063	1.60
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, Assured Guaranty Municipal insured, 5.375% 2012	2,785	2,797.65
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	413
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,405	1.59
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,506
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,674
Econ. Dev. Auth. of Henrico County, Rev. Ref. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,014	1.67
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,702
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,023	1.57
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,748.64
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,375
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,675	1.18
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,073
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,121
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,598
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,002
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,839
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,126	2.50
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,541.82
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,192
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,171
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,214
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,825	1.26
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,090.72
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,506
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,656
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,216
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,031	1.49
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,159.73
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,135.73
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,037
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,567
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,550
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,136	2.16
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Company Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,079
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,080
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,617	2.27
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	905	1,097
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,222
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,166	1.04
Prince William County, Industrial Dev. Auth., Rev. Bonds (George Mason University), 5.125% 2041	3,400	3,361.78
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	538
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,037
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,084
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,877	1.06
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,594
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2020	1,000	1,115
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,003	1.10
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,643	1.78
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,437
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,976	1.26
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,494.58
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,322.54
Other securities		105,376	24.51
		233,132	54.23

District of Columbia -- 6.68%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	685
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044 (F1)	2,000	1,216
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,014
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,021	2.08
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,017
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,101
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,002
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,067
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,897
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,049
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2016	1,995	2,091
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,013
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,080
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,086
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,038	3.84
Other securities		3,272.76
		28,720	6.68

Puerto Rico -- 3.64%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,502
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,233
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,500	2,459	1.44
Other securities		9,457	2.20
		15,651	3.64

Other U.S. territories -- 1.56%
Other securities		6,696	1.56

Total bonds & notes (cost: $403,517,000)		412,632	95.99

Short-term securities -- 3.85%
Norfolk Redev. and Housing Auth., Demand Rev. Ref. Bonds (Old Dominion University Real Estate Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.26% 2031 (F2)	2,700	2,700.63
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.24% 2026 (F2)	5,095	5,095
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.24% 2026 (F2)	3,400	3,400	1.97
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.26% 2030 (F2)	4,265	4,265.99
Other securities	1,100	1,100.26

Total short-term securities (cost: $16,560,000)		16,560	3.85

Total investment securities (cost: $420,077,000)		429,192	99.84
Other assets less liabilities		709.16

Net assets		$429,901	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(F1) Step bond; coupon rate will increase at a later date.
(F2) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT =Alternative Minimum Tax	Fac. =Facility	Preref. =Prerefunded
Auth. =Authority	Facs. =Facilities	Redev. =Redevelopment
Dev. =Development	Fncg. =Financing	Ref. =Refunding
Dist. =District	G.O. =General Obligation	Rev. =Revenue
Econ. =Economic

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at July 31, 2011
(dollars in thousands)
Assets:
Investment securities, at value (cost: $420,077)		$429,192
Cash		208
Receivables for:
Sales of investments	$ 936
Sales of Fund's shares	527
Interest	5,047	6,510
		435,910
Liabilities:
Payables for:
Purchases of investments	3,361
Repurchases of Fund's shares	2,133
Dividends on Fund's shares	170
Management services	126
Services provided by related parties	177
Trustees' deferred compensation	42
Other	--*	6,009
Net assets at July 31, 2010		$429,901

Net assets consist of:
Capital paid in on shares of beneficial interest		$420,848
Undistributed net investment income		240
Accumulated net realized loss		(302)
Net unrealized appreciation		9,115
Net assets at July 31, 2011		$429,901

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -- unlimited shares authorized (26,101 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$343,432	20,851	$16.47
Class B	3,659	222	16.47
Class C	38,392	2,331	16.47
Class F-1	27,877	1,693	16.47
Class F-2	16,541	1,004	16.47

* Amount less than one thousand.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2011
(dollars in thousands)
Investment income:
Income:
Interest		$18,993
Fees and expenses*:
Investment advisory services	$ 885
Business management services	692
Distribution services	1,429
Transfer agent services	98
Administrative services	86
Reports to shareholders	29
Registration statement and prospectus	11
Trustees' compensation	33
Auditing and legal	48
Custodian	2
State and local taxes	2
Other	13	3,328
Net investment income		15,665

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		162
Net unrealized depreciation on investments		(7,536)
Net realized gain and unrealized depreciation on investments		(7,374)
Net increase in net assets resulting from operations		$ 8,291

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2011	2010
Operations:
Net investment income	$ 15,665	$ 16,038
Net realized gain on investments	162	833
Net unrealized (depreciation) appreciation on investments	(7,536)	19,902
Net increase in net assets resulting from operations	8,291	36,773

Dividends paid or accrued to shareholders from net investment income	(15,662)	(15,992)

Net capital share transactions	(45,986)	35,840

Total (decrease) increase in net assets	(53,357)	56,621

Net assets:
Beginning of year	483,258	426,637
End of year (including undistributed net investment income: $240 and $285, respectively)	$429,901	$483,258

See Notes to Financial Statements

Notes to financial statements

1. Organization

The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. Effective October 1, 2010, the Trust reorganized from a Massachusetts business trust to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

Each Fund has five share classes, some of which are available only to limited categories of investors. The Funds' share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

* Class B shares of the Funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income -- Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -- Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

The Funds' investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine the net asset values of each of their respective share classes as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs -- The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Trust's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security's fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications -- The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds' determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2011, all of the Funds' investment securities were classified as Level 2.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued in the state of Maryland or Virginia -- Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both states are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

Market conditions -- The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Funds could cause the values of these securities to decline.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration -- Investing significantly in municipal obligations of issuers in the same state or similar project type may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the Funds' share prices may increase.

Management -- The investment adviser to the Funds actively manages the Funds' investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds' share prices to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation -- The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended July 31, 2011, neither Fund had a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, neither Fund incurred any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2011, the Maryland Fund reclassified $25,000 from undistributed net investment income to accumulated net realized loss and $1,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The Virginia Fund reclassified $29,000 from undistributed net investment income to accumulated net realized loss and $19,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 155
Capital loss carryforwards*:
Expiring 2014	$ (49)
Expiring 2016	(43)
Expiring 2017	(1,172)
Expiring 2018	(4,054)
Expiring 2019	(73)	(5,391)
Gross unrealized appreciation on investment securities		12,396
Gross unrealized depreciation on investment securities		(8,329)
Net unrealized appreciation on investment securities		4,067
Cost of investment securities		334,081

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Virginia	(dollars in thousands)
Undistributed tax-exempt income	$ 170
Capital loss carryforward expiring 2018*	(302)
Gross unrealized appreciation on investment securities	16,667
Gross unrealized depreciation on investment securities	(7,270)
Net unrealized appreciation on investment securities	9,397
Cost of investment securities	419,795

* Reflects the utilization of capital loss carryforwards of $192,000. The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2011	2010	Share class	2011	2010
Class A	$10,286	$10,599	Class A	$12,935	$13,205
Class B	142	249	Class B	143	229
Class C	1,088	1,044	Class C	1,064	987
Class F-1	638	745	Class F-1	1,004	1,124
Class F-2	456	427	Class F-2	516	447
Total	$12,610	$13,064	Total	$15,662	$15,992

6. Fees and transactions with related parties

Business management services --- The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Funds' general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds' contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2011, the business management services fee was $565,000 and $692,000, which was equivalent to an annualized rate of 0.154% and 0.152% of average daily net assets for the Maryland and Virginia Funds, respectively. During the year ended July 31, 2011, WMC paid the Maryland and Virginia Funds' investment adviser $1,719,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent of WMC), earned $21,000 and $27,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services -- Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Distributors®,Inc. (AFD), the principal underwriter of the Funds' shares, and American Funds Service Compan® (AFS), the Funds' transfer agent. The Funds have an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund's monthly income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2011, the investment advisory services fee was $721,000 and $885,000, which was equivalent to an annualized rate of 0.197% and 0.195% of average daily net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services -- The Funds have plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.25% for Class A and 1.00% for Classes B and C. For Class F-1, the plan limit is 0.50% of which 0.25% is currently the approved limit. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2011, unreimbursed expenses subject to reimbursement totaled $138,000 for the Maryland Fund and $211,000 for the Virginia Fund.

Transfer agent services -- The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services -- The Funds have an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2011, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 727	$81	Not applicable	Not applicable
Class B	51	1	Not applicable	Not applicable
Class C	396	Included in administrative services	$29	$2
Class F-1	46		25	1
Class F-2	Not applicable		10	--*
Total	$1,220	$82	$64	$3

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 916	$97	Not applicable	Not applicable
Class B	52	1	Not applicable	Not applicable
Class C	388	Included in administrative services	$28	$2
Class F-1	73		39	1
Class F-2	Not applicable		16	--*
Total	$1,429	$98	$83	$3

* Amount less than one thousand.

Trustees' deferred compensation -- Independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees' compensation of $33,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $28,000 in current fees for each Fund (either paid in cash or deferred) and a net increase of $5,000 for each Fund in the value of the deferred amounts.

Affiliated officers and trustees -- All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

7. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$30,116	1,940	$ 8,539	552	$ (76,629)	(4,998)	$(37,974)	(2,506)
Class B	80	5	118	8	(3,593)	(233)	(3,395)	(220)
Class C	4,897	313	872	56	(9,995)	(650)	(4,226)	(281)
Class F-1	2,830	182	539	35	(7,647)	(496)	(4,278)	(279)
Class F-2	2,194	141	388	25	(3,011)	(195)	(429)	(29)
Total net increase (decrease)	$40,117	2,581	$10,456	676	$(100,875)	(6,572)	$(50,302)	(3,315)

Year ended July 31, 2010
Class A	$51,095	3,311	$ 8,187	529	$ (41,912)	(2,715)	$ 17,370	1,125
Class B	146	9	187	12	(4,527)	(293)	(4,194)	(272)
Class C	12,497	811	813	53	(5,765)	(374)	7,545	490
Class F-1	5,030	327	612	40	(6,496)	(420)	(854)	(53)
Class F-2	5,769	373	347	22	(1,421)	(92)	4,695	303
Total net increase (decrease)	$74,537	4,831	$10,146	656	$ (60,121)	(3,894)	$ 24,562	1,593

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$55,075	3,334	$11,049	676	$(107,909)	(6,661)	$(41,785)	(2,651)
Class B	413	25	120	7	(3,993)	(244)	(3,460)	(212)
Class C	9,045	550	928	57	(10,046)	(618)	(73)	(11)
Class F-1	5,867	359	814	50	(10,453)	(647)	(3,772)	(238)
Class F-2	5,677	345	476	29	(3,049)	(189)	3,104	185
Total net increase (decrease)	$76,077	4,613	$13,387	819	$(135,450)	(8,359)	$(45,986)	(2,927)

Year ended July 31, 2010
Class A	$71,546	4,374	$10,874	663	$ (54,718)	(3,345)	$ 27,702	1,692
Class B	242	15	181	11	(2,740)	(168)	(2,317)	(142)
Class C	11,484	703	842	52	(5,831)	(357)	6,495	398
Class F-1	8,046	493	866	53	(7,308)	(446)	1,604	100
Class F-2	4,123	252	394	24	(2,161)	(132)	2,356	144
Total net increase (decrease)	$95,441	5,837	$13,157	803	$ (72,758)	(4,448)	$ 35,840	2,192

* Includes exchanges between share classes of the Fund.

8. Investment transactions

The Maryland Fund and The Virginia Fund made purchases of investment securities of $32,602,000 and $43,015,000 and sales of investment securities of $80,511,000 and $75,159,000, respectively, during the year ended July 31, 2011. Short-term securities and U.S. government obligations, if any, were excluded.

The Tax-Exempt Fund of Maryland

Financial highlights

		Income (loss) from investment operations (F1)
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return (F2), (F3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (F3)	Ratio of net income to average net assets (F3)
Class A:
Year ended 7/31/2011	$15.74	$.55	$(.16)	$ .39	$(.55)	$15.58	2.54%	$271.67%		.67%	3.55%
Year ended 7/31/2010	14.95	.55	.79	1.34	(.55)	15.74	9.07	313.67		.67	3.56
Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281.70		.68	4.00
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	15.76	3.26	233.70		.66	3.91
Class B:
Year ended 7/31/2011	15.74	.43	(.16)	.27	(.43)	15.58	1.79	4	1.42	1.42	2.80
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	1.42	2.82
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	15.76	2.50	16	1.45	1.42	3.17
Class C:
Year ended 7/31/2011	15.74	.42	(.16)	.26	(.42)	15.58	1.74	37	1.47	1.47	2.75
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	1.47	2.76
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	15.76	2.44	28	1.51	1.47	3.10
Class F-1:
Year ended 7/31/2011	15.74	.53	(.16)	.37	(.53)	15.58	2.43	16.77		.77	3.44
Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21.76		.76	3.47
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	-- (F4)	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	15.76	3.17	14.78		.74	3.82
Class F-2:
Year ended 7/31/2011	15.74	.58	(.16)	.42	(.58)	15.58	2.74	12.47		.47	3.74
Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13.48		.48	3.74
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8.49		.49	4.03

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	9%	7%	14%	5%	9%

(F1) Based on average shares outstanding.
(F2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(F3) This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
(F4) Amount less than $.01.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights

		Income from investment operations(F1)
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return (F2), (F3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (F3)	Ratio of net income to average net assets (F3)
Class A:
Year ended 7/31/2011	$16.65	$.58	$(.18)	$ .40	$(.58)	$16.47	2.47%	$343.65%		.65%	3.53%
Year ended 7/31/2010	15.90	.58	.75	1.33	(.58)	16.65	8.52	391.66		.66	3.59
Year ended 7/31/2009	15.90	.59	--(F4)	.59	(.59)	15.90	3.88	347.68		.66	3.81
Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	16.30	3.51	264.69		.65	3.77
Class B:
Year ended 7/31/2011	16.65	.46	(.18)	.28	(.46)	16.47	1.71	4	1.41	1.41	2.77
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	1.41	2.84
Year ended 7/31/2009	15.90	.48	--(F4)	.48	(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	16.30	2.75	12	1.45	1.41	3.02
Class C:
Year ended 7/31/2011	16.65	.45	(.18)	.27	(.45)	16.47	1.66	38	1.45	1.45	2.74
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	1.46	2.78
Year ended 7/31/2009	15.90	.47	--(F4)	.47	(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	16.30	2.69	17	1.50	1.46	2.96
Class F-1:
Year ended 7/31/2011	16.65	.56	(.18)	.38	(.56)	16.47	2.36	28.76		.76	3.42
Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32.75		.75	3.50
Year ended 7/31/2009	15.90	.58	--(F4)	.58	(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	16.30	3.43	17.77		.73	3.69
Class F-2:
Year ended 7/31/2011	16.65	.60	(.18)	.42	(.60)	16.47	2.64	17.49		.49	3.69
Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14.50		.50	3.74
Year ended 7/31/2009	15.90	.62	--(F4)	.62	(.62)	15.90	4.05	11.51		.51	3.86

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	10%	12%	10%	8%	11%

(F1) Based on average shares outstanding.
(F2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(F3) This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
(F4) Amount less than $.01.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 15, 2011

Tax information (unaudited)

We are required to advise you within 60 days of the Maryland and Virginia Funds' fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The Funds hereby designate the following amount for the Funds' fiscal year ended July 31, 2011:

     Exempt interest dividends     100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Expense example (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2011, through July 31, 2011).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 2/1/2011	Ending account value 7/31/2011	Expenses paid during period*	Annualized expense ratio
Class A -- actual return	$1,000.00	$1,056.07	$3.47	.68%
Class A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B -- actual return	1,000.00	1,052.18	7.23	1.42
Class B -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C -- actual return	1,000.00	1,051.91	7.53	1.48
Class C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class F-1 -- actual return	1,000.00	1,055.48	4.03	.79
Class F-1 -- assumed 5% return	1,000.00	1,020.88	3.96	.79
Class F-2 -- actual return	1,000.00	1,057.06	2.45	.48
Class F-2 -- assumed 5% return	1,000.00	1,022.41	2.41	.48

The Tax-Exempt Fund of Virginia
	Beginning account value 2/1/2011	Ending account value 7/31/2011	Expenses paid during period*	Annualized expense ratio
Class A -- actual return	$1,000.00	$1,058.56	$3.37	.66%
Class A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B -- actual return	1,000.00	1,054.66	7.13	1.40
Class B -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class C -- actual return	1,000.00	1,054.43	7.39	1.45
Class C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 -- actual return	1,000.00	1,057.98	3.93	.77
Class F-1 -- assumed 5% return	1,000.00	1,020.98	3.86	.77
Class F-2 -- actual return	1,000.00	1,059.40	2.50	.49
Class F-2 -- assumed 5% return	1,000.00	1,022.36	2.46	.49

* The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of renewal of Investment Advisory Agreement

The Trust's board (the "board") has approved the Trust's Investment Advisory Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through July 31, 2012. The board approved the agreement following the recommendation of the Contracts Sub-Committee of the Trust's Governance Committee (the "committee"), which is composed of all of the Trust's independent board members. The board and the committee determined that the Funds' advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC's organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the Funds and CRMC. The board and the committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Funds under the agreement and other agreements as well as the benefits to shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of the Funds in light of their objective of providing a high level of current income that is exempt from regular federal and state income taxes. They compared the Funds' total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each Fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This shareholder report contains certain information about the Funds' recent investment results in the letter to shareholders and related disclosures. The board and the committee concluded that long-term results have been satisfactory and that CRMC's record in managing each Fund indicated that its continued management should benefit each Fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the Funds to those of other relevant funds. They observed that the Funds' advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the Funds' advisory fee structure that reduce the level of fees charged by CRMC to the Funds as each Fund's assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with fixed-income, but not state specific, investment mandates. They noted that, to the extent that there were differences between the advisory fees paid by the Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising mutual funds and the other clients. The board and the committee concluded that the Funds' cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the Funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the Funds' principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliates. The board and the committee reviewed CRMC's portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC's costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information received regarding the compensation structure for CRMC's investment professionals. The board and the committee also compared CRMC's profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC's long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that the Funds' advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds' shareholders.

Other share class results (unaudited)

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011 (the most recent calendar quarter-end):

The Tax-Exempt Fund of Maryland	1 year	5 years	10 years/ Life of class (F1)
Class B shares (F2)
Reflecting applicable contingent deferred sales charge (CDSC), maximum
of 5%, payable only if shares are sold within six years of purchase	-2.92%	2.35%	3.30%
Not reflecting CDSC	2.04	2.71	3.30
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	1.00	2.65	3.06
Not reflecting CDSC	1.99	2.65	3.06
Class F-1 shares (F3)
Not reflecting annual asset-based fee charged by sponsoring firm	2.69	3.37	3.78
Class F-2 shares (F3) -- first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	2.99	--	4.68

The Tax-Exempt Fund of Virginia	1 year	5 years	10 years/ Life of class (F1)
Class B shares (F2)
Reflecting applicable contingent deferred sales charge (CDSC), maximum
of 5%, payable only if shares are sold within six years of purchase	-2.83%	2.83%	3.35%
Not reflecting CDSC	2.14	3.19	3.35
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	1.10	3.13	3.11
Not reflecting CDSC	2.09	3.13	3.11
Class F-1 shares (F3)
Not reflecting annual asset-based fee charged by sponsoring firm	2.79	3.86	3.81
Class F-2 shares (F3) -- first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	3.06	--	4.94

(F1)Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
(F2)These shares are not available for purchase.
(F3)These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds' investment adviser and business manager each waived a portion of their management fees from September 1, 2004, through December 31, 2008. Applicable Fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights tables on pages 26 and 27 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the Funds' prospectus.

Board of trustees and officers

Independent trustees
Name and age	Year first elected a trustee of the Trust(F1)	Principal occupation(s) during past five years	Number of portfolios in Fund complex (F2) overseen by trustee	Other directorships(F3) held
Nariman Farvardin, 54	2010	President, Stevens Institute of Technology; former Senior Vice President for Academic Affairs & Provost, University of Maryland; former Dean, The A. James Clark School of Engineering, University of Maryland	3	JPMorgan Value Opportunities Fund
Barbara Hackman Franklin, 71	2007	President and CEO, Barbara Franklin Enterprises (international business and corporate governance cconsulting); former U.S. Secretary of Commerce (1992-1993)	3	Aetna, Inc.; The Dow Chemical Company; JPMorgan Value Opportunities Fund
R. Clark Hooper, 64	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President -- Policy and Oversight, National Association of Securities Dealers (NASD) (1970-2003)	48	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund, Inc.
James C. Miller III, 69	2000	Senior Advisor, Husch Blackwell LL (economic, financial and regulatory consulting); former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); former Director, U.S. Office of Management and Budget (1985-1988)	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund
William J. Shaw, 65	2011	Former Vice Chairman; former President and Chief Operating Officer, Marriott International, Inc.	3	None
J. Knox Singleton, 62 Chairman of the Board (Independent and Non-Executive)	2004	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund

Interested trustees (F4)
Name, age and position with the Trust
James H. Lemon, Jr., 75 Vice Chairman of the Board	1986	Chairman of the Board and CEO, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund
Jeffrey L. Steele, 65 President	2002	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund
Chairman emeritus, Stephen Hartwell

Officers
Name, age and position with the Trust	Year first elected an officer of the Trust (F1)	Principal occupation(s) during past five years
Michael W. Stockton, 44 Senior Vice President, Treasurer and Assistant Secretary	1996	Director, Executive Vice President, Assistant Secretary and Treasurer; Washington Management Corporation
Stephanie L. Pfromer, 43 Secretary	2007	Vice President and General Counsel, Washington Management Corporation; former Vice President and Senior Counsel, The BISYS Group, Inc. (now Citigroup, Inc.)
J. Lanier Frank, 50 Assistant Vice President	1997	Assistant Vice President, Washington Management Corporation
Jennifer L. Butler, 45 Assistant Secretary	2005	Vice President and Assistant Secretary, Washington Management Corporation
John R. Cheshire, 34 Assistant Treasurer	2011	Assistant Vice President and Assistant Treasurer, Washington Management Corporation; former Supervisor of Fund Accounting and Pricing, ICMA -- Retirement Corporation

The Trust's statement of additional information includes further details about the Trust's trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC 20005, Attention: Trust Secretary.

(F1) Trustees and officers of the Trust serve until their resignation, removal or retirement.
(F2) Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,¨ which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,¨ Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.
(F3) This includes all directorships other than those in the American Funds that are held by each trustee as a director of a public company or a registered investment company.
(F4) "Interested persons" within the meaning of the Investment Company Act of 1940, as amended, on the basis of their affiliation with the Trust's Business Manager, Washington Management Corporation.

Offices

Offices of the Funds and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2404

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds' prospectus and summary prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Procedures and Principles" -- which describes how we vote proxies relating to portfolio securities -- is available on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2011 portfolio of each Fund's investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC's Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC's Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

- A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to
their prospects and hold them for the long term.

- An extensive global research effort
Our investment professionals travel the world to find the
best investment opportunities and gain a comprehensive understanding of companies and markets.

- The multiple portfolio counselor system
Our unique approach to portfolio management, developed
more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

- Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

- A commitment to low management fees
The American Funds provide exceptional value for share-holders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

- Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
Smallcap World Fund®

- Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund(SM)
Fundamental Investors(SM)
International Growth and Income Fund(SM)
The Investment Company of America®
Washington Mutual Investors Fund(SM)

- Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

- Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced Fund(SM)

- Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund(SM)
American High-Income Trust(SM)
The Bond Fund of America(SM)
                Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America(SM)
U.S. Government Securities Fund(SM)

- Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond Fund(SM)
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America(SM)
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York(SM)
The Tax-Exempt Fund of California®
>        The Tax-Exempt Fund of Maryland®
>        The Tax-Exempt Fund of Virginia®

- Money market fund
American Funds Money Market Fund®

- American Funds Target Date Retirement Series®

The Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust

Lit. No. MFGEAR-970-0911P (S28708)

Printed on paper containing 10% post-consumer waste
Printed with inks containing soy and/or vegetable oil

ITEM 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.

ITEM 3. Audit Committee Financial Expert.

The Registrant’s Board has determined that James C. Miller, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members.  There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4. Principal Accountant Fees and Services.

Registrant:
a)	Audit Fees:
2010                      $73,000
2011                      $80,000

b)	Audit- Related Fees:
2010                      None
2011                      None

c)	Tax Fees:
2010                      $8,000
2011                      $8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d)	All Other Fees:
2010                      None
2011                      None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):
a)	Audit Fees:
Not Applicable

b)	Audit-Related Fees:
2010                      None
2011                      None

c)	Tax fees:
              2010                      $22,000
2011                      $14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d)	All Other Fees:
2010                      $2,000
2011                      $2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $32,000 for fiscal year 2010 and $23,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. Investments.

The full schedule of investments for each Series of the Registrant is filed herewith.

The Tax-Exempt Fund of Maryland
Investment portfolio, July 31, 2011

	Principal
	amount	Value
Bonds & notes - 94.85%	(000)	(000)
MARYLAND - 87.19%
STATE ISSUERS - 47.39%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$ 2,007
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	1,300	1,239
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2001-H, AMT, 5.20% 2022	900	901
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	1,760	1,867
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,012
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,005	1,056
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,041
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2013	1,500	1,624
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,000	2,124
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014 (preref. 2012)	1,755	1,833
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	995
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,985
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,047
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,002
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,026
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,016
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	978
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,370
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,299
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,096
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,353
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,549
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,779
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,336
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev. Ref. Bonds, Western Maryland Health System Issue, Series 2006-A, National insured, 5.00% 2024	1,935	1,990
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,000	737
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	824
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,129
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2010, 5.00% 2040	1,000	979
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, Assured Guaranty Municipal insured, 5.125% 2028	1,000	1,000
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	947
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,410
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030	1,750	1,837
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	866
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,084
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	485	505
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,049
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2010, 5.00% 2040	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,378
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,759
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,126
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	937
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,943
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	734
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,110
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	468
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,477
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,651
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,821
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,570
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	745	797
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,205
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,076
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	848
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,220
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,342
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,889
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,944
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,312
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,568
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	964
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	325	331
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,008
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020	935	991
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,419
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,737
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,614
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,104
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,808
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,188
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,061
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,851
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,809
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,182
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,375
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,781
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,507
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,166
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,155
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,198
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,051
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	2,000	2,246
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,020
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	1,000	1,034
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,847
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,424
		161,208

CITY & COUNTY ISSUERS - 39.80%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John's College Fac.), Series 2007-B, 5.00% 2032	2,000	1,919
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,932	1,694
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,277	1,925
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,841
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	1,250	1,491
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	565
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,644
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,324
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,496
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,164
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	240	244
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	1,000	1,051
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,689
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,187
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	672
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,088
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,669
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,818
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,001
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	987
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	916
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,667
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,459
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	1,030	1,193
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,621
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,264
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,077
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,616
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,065	1,113
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,055	1,156
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, RADIAN insured, 5.50% 2019	1,265	1,192
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,230
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,028
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,104
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,372
Frederick County, Educational Facs. Rev. Ref. Bonds (Mount Saint Mary's University), Series 2007, 4.50% 2025	1,000	866
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,294
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	1,000	1,111
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,227
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,581
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	2,000	2,026
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	2,917
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	936
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,937
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,809
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,115
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,376
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,294
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,634
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2005-C, 5.00% 2031	2,000	2,043
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,902
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	721
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,258
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	645	676
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,004
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,016
Montgomery County, G.O. Bonds, Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,205
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,612
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,203
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,268
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,590
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,619
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,083
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,805	1,805
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	763
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,570	1,615
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,061
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	105	106
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,019
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2003-A, 5.00% 2019 (preref. 2013)	1,000	1,101
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,260
Prince George's County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,133
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,921
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,114
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	758
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,649
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,462
Prince George's County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	968
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,634	3,122
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	1,075
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,604
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,868
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,157
		135,361

DISTRICT OF COLUMBIA - 1.28%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,193
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,158
		4,351

GUAM - 1.11%
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	514
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,545
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	776
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	937
		3,772

PUERTO RICO - 4.24%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.685% 2029 (1)	1,500	1,034
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	506
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	2,000	2,092
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	58
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,142
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	619
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,253
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	239
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	2,504
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,000	1,967
		14,414

VIRGIN ISLANDS - 1.03%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,003
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	552
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	1,967
		3,522

Total bonds & notes (cost: $318,741,000)		322,628

	Principal
	amount	Value
Short-term securities - 4.56%	(000)	(000)

Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-A, 0.23% 2038 (1)	2,000	2,000
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.24% 2043 (1)	2,520	2,520
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), 0.21% 2041 (1)	1,000	1,000
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.18% 2026 (1)	10,000	10,000
Total short-term securities (cost: $15,520,000)		15,520

Total investment securities (cost: $334,261,000)		338,148
Other assets less liabilities		1,986

Net assets		$340,134

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Fund of Virginia
Investment portfolio, July 31, 2011

	Principal
	amount	Value
Bonds & notes - 95.99%	(000)	(000)
VIRGINIA - 84.11%
STATE ISSUERS - 29.88%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$ 2,000	$ 2,362
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,536
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,178
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	811
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,147
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,700
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,048
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,379
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,182
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	2,958
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,008
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,249
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,272
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,314
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,297
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,087
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,928
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	828
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,265
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,040
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,864
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020	1,000	1,059
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,320
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	964
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,015
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,126
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,017
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,257
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,197
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,060
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,194
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	957
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,174
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,293
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,275
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,222
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,136
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,042
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014 (preref. 2012)	1,000	1,048
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,909
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,724
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,632
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,934
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,639
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,628
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,647
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	100	101
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016	350	360
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	986
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,424
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,076
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,795	1,942
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,466
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,710
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,033
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,106
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,133
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	44
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	165	182
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016 (preref. 2012)	650	680
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,994
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	320	333
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,331
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,342
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,073
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,587
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,119
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,023
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023	2,000	2,209
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,183
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,318
		128,433

CITY & COUNTY ISSUERS - 54.23%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,792
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	880
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,650
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	2,000	2,184
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,063
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	2,111
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, Assured Guaranty Municipal insured, 5.375% 2012	2,785	2,797
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	413
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,405
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	991
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,627
City of Chesapeake, G.O. Water and Sewer Ref. Bonds, Series 2010-D, 5.00% 2025	1,000	1,134
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,192
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,177
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,056
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,506
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,674
Econ. Dev. Auth. of Henrico County, Rev. Ref. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,014
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,164
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,702
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,023
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,881
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,748
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,375
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,675
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,674
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,294
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,073
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,121
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,598
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,002
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,839
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,126
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,541
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,192
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,171
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,214
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,825
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,065
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,090
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,506
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,656
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,216
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,031
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,409	1,807
City of Hampton, Convention Center Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.25% 2014 (preref. 2013)	1,000	1,072
City of Hampton, Convention Center Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.25% 2015 (preref. 2013)	1,500	1,608
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,870
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,240
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,093
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,094
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,032
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,188
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	607
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,850
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	605
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	952
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,646
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,159
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,126
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,135
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	390	390
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,101
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,036
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	643
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 3.50% 2023 (put 2013)	1,825	1,868
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,285	2,285
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,014
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	560
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,037
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,567
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,550
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,136
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Company Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,079
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,080
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,617
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	439
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,083
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,968
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029	1,155	1,208
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	1,750	1,825
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,196
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,084
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	905	1,097
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,222
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,166
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,302
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	992
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	1,960
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,162
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,218
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,066
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,783
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,011	1,986
Prince William County, Industrial Dev. Auth., Rev. Bonds (George Mason University), 5.125% 2041	3,400	3,361
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,931
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,084
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	538
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,037
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,084
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,877
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC-National insured, 5.25% 2012	1,000	1,043
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,287
Riverside Regional Jail Auth., Jail Fac. Rev. Ref. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,087
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023	1,460	1,603
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032	1,500	1,547
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,594
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2020	1,000	1,115
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,003
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,643
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,437
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,976
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,026
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,494
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017 (preref. 2012)	1,500	1,579
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,322
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,123
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,543
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,590
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,182
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,249
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,300	1,272
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,297
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,350
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,303
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044	1,300	1,330
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,038
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	993
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	922
		233,132

DISTRICT OF COLUMBIA - 6.68%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	685
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044 (1)	2,000	1,216
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,014
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,021
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,193
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,079
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,017
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,101
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,002
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,067
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,897
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,049
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2016	1,995	2,091
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,013
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,080
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,086
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,038
		28,720

GUAM - 0.66%
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	514
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,545
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	782
		2,841

PUERTO RICO - 3.64%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	2,010
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,114
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.685% 2029 (2)	2,500	1,724
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,243
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	506
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,088
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,772
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,502
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,233
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,500	2,459
		15,651

VIRGIN ISLANDS - 0.90%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,475
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	500	502
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	552
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	799
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	527
		3,855

Total bonds & notes (cost: $403,517,000)		412,632

	Principal
	amount	Value
Short-term securities - 3.85%	(000)	(000)

Norfolk Redev. and Housing Auth., Demand Rev. Ref. Bonds (Old Dominion University Real Estate Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.26% 2031 (2)
	$ 2,700	$ 2,700
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.24% 2026 (2)	5,095	5,095
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.24% 2026 (2)	3,400	3,400
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.26% 2030 (2)	4,265	4,265
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-C, 0.30% 2016 (2)	1,100	1,100
Total short-term securities (cost: $16,560,000)		16,560

Total investment securities (cost: $420,077,000)		429,192
Other assets less liabilities		709

Net assets		$429,901

(1) Step bond; coupon rate will increase at a later date.
(2) For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Exhibits.

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed as an exhibit hereto.

(b) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 30, 2011

By /s/ Michael W. Stockton
     Michael W. Stockton, Principal Financial Officer,
     Senior Vice President and Treasurer

Date: September 30, 2011